Capital Stock and Changes in Capital Accounts (Narrative Stocks) (Details)															12 Months Ended
	Dec. 17, 2025 USD ($) $ / shares	Sep. 11, 2025 USD ($) $ / shares	Jun. 24, 2025 USD ($) $ / shares	Mar. 21, 2025 USD ($) $ / shares	Jan. 07, 2025 USD ($) shares	Dec. 18, 2024 USD ($) $ / shares	Aug. 30, 2024 USD ($) $ / shares	Jun. 18, 2024 USD ($) $ / shares	Mar. 12, 2024 USD ($) $ / shares	Dec. 04, 2023 $ / shares shares	Sep. 08, 2023 USD ($) $ / shares shares	Jul. 10, 2023 USD ($) $ / shares shares	Jun. 09, 2023 USD ($) $ / shares	Mar. 20, 2023 USD ($) $ / shares	Dec. 31, 2025 USD ($) shares Item $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 02, 2024 $ / shares shares	Dec. 14, 2023 $ / shares shares
Class Of Stock [Line Items]
Issuance of new shares															26,674	9,837,680
Shares issued price per share | $ / shares															$ 1.30	$ 2.86
Cash dividends on preferred stock | $															$ 5,769,000	$ 5,769,000	$ 5,769,000
Stock repurchased shares					11,442,645
Payments for repurchase of common stock | $					$ 23,048,000										$ 23,048,000	$ 0	$ 0
Dividend paid on common stock per share | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.075	$ 0.075	$ 0.075	$ 0.15	$ 0.15	$ 0.15		$ 0.15	$ 0.04	$ 0.235	$ 0.60
Cash dividend | $	$ 1,157,000	$ 1,157,000	$ 1,158,000	$ 1,158,000		$ 1,252,000	$ 9,384,000	$ 9,379,000	$ 8,989,000		$ 13,041,000	$ 12,424,000		$ 15,965,000	$ 4,630,000	$ 29,004,000	$ 64,276,000
Common Stock Dividends, Shares										4,831,777	831,672	965,044
Dividends Paid-in-kind | $													$ 10,761,000				10,761,000
Issuance of stock | $															$ 35,000	$ 28,047,000	7,730,000
Dividends Paid-in-kind, per share | $ / shares													$ 0.10
Number of warrants exercised															16,181	6,392,765
Value of warrants | $																	7,914,000
Proceeds from warrant exercises | $															$ 93,000	$ 24,195,000
Tender offer, price per share | $ / shares																		$ 2.00
Tender offer, share to purchase																		15,000,000
Warrant liability | $															1,330,000	1,802,000
Gain on warrants | $															(490,000)	$ (719,000)	$ (1,583,000)
If All Warrants Are Exercised [Member]
Class Of Stock [Line Items]
Issuance of stock | $															73,133,000
Proceeds from warrant exercises | $															$ 90,452,000
Number of warrants															37,003,669
Series D Preferred Stock [Member] | Mrs. Semiramis Paliou
Class Of Stock [Line Items]
Cash dividends on preferred stock | $															$ 0
Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized															50,000,000	50,000,000
Preferred stock, Par value per share | $ / shares															$ 0.01	$ 0.01
Preferred Stock [Member] | Series A Participating Preferred Stock
Class Of Stock [Line Items]
Preferred stock, Shares authorized															1,000,000	1,000,000
Issuance of preferred stock, shares															0	0
Preferred stock, Shares outstanding															0	0
Preferred Stock [Member] | Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized															5,000,000	5,000,000
Preferred stock, Par value per share | $ / shares															$ 0.01	$ 0.01
Issuance of preferred stock, shares															2,600,000	2,600,000
Preferred stock, Shares outstanding															2,600,000	2,600,000
Shares issued price per share | $ / shares															$ 25.00	$ 25.00
Preferred stock liquidation preference per share | $ / shares															$ 25.00	$ 25.00
Preferred stock voting rights															Holders of Series B Preferred Shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred stock dividend rate percentage															8.875%
Preferred stock dividend rate per dollar amount | $ / shares															$ 2.21875
Preferred stock, Redemption price per share | $ / shares															$ 25.00
Preferred Stock [Member] | Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized															10,675	10,675
Issuance of preferred stock, shares															10,675	10,675
Preferred stock, Shares outstanding															10,675	10,675
Shares issued price per share | $ / shares															$ 0.01	$ 0.01
Preferred stock voting rights															The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.
Preferred stock number of voting rights															1,000
Preferred Stock [Member] | Series D Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized															400	400
Preferred Stock [Member] | Series D Preferred Stock [Member] | Mrs. Semiramis Paliou
Class Of Stock [Line Items]
Preferred stock, Par value per share | $ / shares															$ 0.01	$ 0.01
Issuance of preferred stock, shares															400	400
Preferred stock, Shares outstanding															400	400
Preferred stock voting rights															The Series D Preferred Stock vote with the common shares of the Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 200,000 votes,
Preferred stock number of voting rights | Item															200,000
Percent of total number of votes entitled to vote on any matter put to shareholders															36.00%
Percent of total number of votes entitled to be cast on matters out to shareholders															36.00%
Common Stock [Member]
Class Of Stock [Line Items]
Issuance of new shares															26,674	9,837,680	2,033,613
Stock repurchased shares															(11,442,645)		(6,628,493)
Issuance of stock | $															$ 0	$ 98,000	$ 20,000
Common Stock [Member] | Vessel Acquisitions [Member]
Class Of Stock [Line Items]
Issuance of new shares																	2,033,613
Shares issued price per share | $ / shares																	$ 3.84
Proceeds from issuance of stock, net of expenses | $																	$ 0
Warrant [Member]
Class Of Stock [Line Items]
Number of warrants outstanding																			22,613,070
Number of shares permitted to purchase from warrants																			1.67484
Price per share | $ / shares																			$ 4
Warrant liability | $															1,330,000	1,802,000
Gain on warrants | $															$ (490,000)	$ (719,000)	$ (1,583,000)